Condensed Interim Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 25,146	$ 35,156
Short-term bank deposits	0	6,000
Marketable securities	6,191	6,958
Accounts receivable:
Trade, net	16,394	9,194
Other	5,087	3,155
Inventories	70,725	52,650
Total current assets	123,543	113,113
Marketable securities	23,599	25,518
Assets held for employees' severance benefits	1,771	1,670
Deferred tax assets	46	0
Property, plant and equipment, net	3,546	3,140
Intangible assets, net	4,284	2,569
Operating leases right-of-use, net	6,114	6,147
Total assets	162,903	152,157
Current liabilities
Trade accounts payable	25,218	11,116
Other accounts payable and accrued expenses	13,071	14,116
Operating lease liabilities	2,063	2,019
Total current liabilities	40,352	27,251
Long-term liabilities
Operating lease liabilities	4,377	4,252
Liability for employees' severance benefits	3,334	3,049
Deferred tax liabilities	0	116
Total liabilities	48,063	34,668
Shareholders' equity
Ordinary shares, ILS 0.01 par value; 10,000,000 shares authorized; 7,793,274 and 7,834,743 issued as at December 31, 2025 and June 30,2025, respectively; 5,706,142 and 5,747,611 outstanding as at December 31, 2025 and June 30, 2026, respectively	22	22
Additional paid-in capital	78,430	76,625
Treasury shares (at cost) 2,087,132 and 2,087,132 ordinary shares as at June 30, 2026 and December 31, 2025, respectively	(55,171)	(55,171)
Retained earnings	91,559	96,013
Total shareholders' equity	114,840	117,489
Total liabilities and shareholders’ equity	$ 162,903	$ 152,157